THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)				12 Months Ended			3 Months Ended			1 Months Ended										12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 30, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Mar. 29, 2012 Predecessor	Dec. 31, 2012 Predecessor Trademark and trade name	Dec. 31, 2013 NCM	Dec. 26, 2013 NCM	Aug. 30, 2012 NCM Predecessor item	Mar. 31, 2011 NCM Predecessor	Sep. 30, 2010 NCM Predecessor	Jun. 14, 2010 NCM Predecessor	Apr. 01, 2010 NCM Predecessor	Mar. 17, 2009 NCM Predecessor	May 29, 2008 NCM Predecessor	Mar. 27, 2008 NCM Predecessor	Aug. 30, 2012 NCM Tranche 2 Investments Predecessor	Dec. 31, 2013 Digital Cinema Implementation Partners LLC	Dec. 31, 2013 U.S. theatres and IMAX screen theatre Screen	Dec. 31, 2013 Open Road Films	Dec. 31, 2013 Investments in non-consolidated affiliates and certain other investments accounted for following the equity method Maximum	Mar. 29, 2012 Investments in non-consolidated affiliates and certain other investments accounted for following the equity method Predecessor	Dec. 31, 2013 AC JV, LLC
Investments
Number of investments										1
Number of membership units recorded at fair value (Level 1)																		17,323,782
Equity method investments holding percentage								15.01%	4.00%		15.66%	17.02%	23.05%	18.23%	18.53%	18.52%	19.10%		29.00%	50.00%	50.00%	50.00%		32.00%
Number of U.S. theatres																				2
Number of IMAX screens																				1
Reduced amount of recorded investments upon proportional ownership of the underlying equity, excluding NCM and AC JV, LLC	$ 12,744,000
Impairment charge related to joint venture investment						2,742,000																	2,742,000
Goodwill	2,291,943,000	2,251,296,000	2,172,272,000
Impairment of goodwill							0
Impairment of trademark and tradename							0
Accounts payable related to checks issued but not yet presented to bank	52,093,000	64,573,000
Lease terms				15 years	20 years
Additional term for which leases can be extended					20 years
Financing lease obligations for failed sale leaseback transactions	$ 85,902,000	$ 90,772,000